Loans Receivable and Other Lending Investments, net (Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Total	$ 21,240
Estimated Fair Value	21,666
Held-to-Maturity Securities, Debt Maturities [Abstract]
Total	58,250
Estimated Fair Value	61,003
Investments, Debt and Equity Securities [Abstract]
Face Value	79,694	$ 55,559
Amortized Cost Basis	79,490	62,138
Net Unrealized Gain (Loss)	3,179	222
Estimated Fair Value	82,669	62,360
Net Carrying Value	79,916	62,289
Municipal Bonds
Available-for-sale Securities, Fair Value to Amortized Cost Basis [Abstract]
Face Value	21,240	1,010
Total	21,240	1,010
Net Unrealized Gain (Loss)	426	151
Estimated Fair Value	21,666	1,161
Net Carrying Value	21,666	1,161
Corporate Debt Securities
Held-to-Maturity Securities, Debt Maturities [Abstract]
Face Value	58,454	54,549
Total	58,250	61,128
Net Unrealized Gain (Loss)	2,753	71
Estimated Fair Value	61,003	61,199
Net Carrying Value	$ 58,250	$ 61,128